Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,580,000
Previously Paid Amount	0.00
Total Fee Amount	218.20
Total Offset Amount	0.00
Net Fee	218.20
Narrative - Max Aggregate Offering Price	$ 1,580,000
Final Prospectus	true